Fair value measurements and financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Fair value measurements and financial risk management
Schedule of assets and liabilities measured at fair value

	Fair value measurements as of December 31, 2022 using:
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$163,177	$—	$—	$163,177
Deferred consideration liabilities	—	61,300	—	61,300
Contingent consideration liabilities	—	—	29,109	29,109
	$163,177	$61,300	$29,109	$253,586

	Fair value measurements as of December 31, 2021 using:
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$299,329	$—	$—	$299,329
Contingent consideration liabilities	—	—	37,994	37,994
	$299,329	$—	$37,994	$337,323

Schedule of aging of trade receivables

	Year ended December 31,
	2022	2021
0 to 90 days	$44,840	$53,902
91 to 180 days	4,882	5,797
181 days +	2,440	728
Total accounts receivable, net	$52,162	$60,427

Schedule of gross remaining contractual obligations

	< 1 Year	1 to 3 Years	Total
For the period ended December 31, 2022:
Accounts payable	$85,263	$—	$85,263
Accrued expenses	112,535	—	112,535
Other current liabilities	1,726	—	1,726
Contingent consideration liability	18,537	10,572	29,109
Other long-term liability	—	94,824	94,824
	$218,061	$105,396	$323,457

	< 1 Year	1 to 3 Years	Total
For the period ended December 31, 2021:
Accounts payable	$26,751	$—	$26,751
Accrued expenses	86,966	—	86,966
Other current liabilities	12,168	—	12,168
Contingent consideration liability	9,155	28,839	37,994
Other long-term liability	—	50,431	50,431
	$135,040	$79,270	$214,310